Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SRH U.S. Quality GARP ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.25%	16.53%
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.96%)	3.79%
TrueShares Quarterly Bull Hedge ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.53%
TrueShares Quarterly Bear Hedge ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.27%)
Polen International Dividend Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	32.55%
Clough Hedged Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.08%	28.45%	(2.78%)	(11.57%)	3.01%
Clough Select Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.50%	32.14%	16.90%	(19.69%)	14.72%